FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of information about the Company's assets that are measured at fair value on a recurring basis

Financial instruments that are measured at fair value on a recurring basis and their corresponding placement in the fair value hierarchy consist of the following (in thousands):

	June 30, 2021
	Level 1	Level 2	Level 3	Fair Value
Cash Equivalents:
Money market funds	$63,489	$—	$—	$63,489

	December 31, 2020
	Level 1	Level 2	Level 3	Fair Value
Cash Equivalents:
Money market funds	$103,472	$—	$—	$103,472

Financial instruments that are measured at fair value on a recurring basis and their corresponding placement in the fair value hierarchy consist of the following (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Fair Value
Cash Equivalents:
Money market funds	$103,472	$—	$—	$103,472

	December 31, 2019
	Level 1	Level 2	Level 3	Fair Value
Cash Equivalents:
Money market funds	$18,108	$—	$—	$18,108

Cik0001819516 Aspirational Consumer Lifestyle Corp
Schedule of information about the Company's assets that are measured at fair value on a recurring basis

		June 30,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$239,843,104	$239,795,125

Liabilities:
Warrant Liability – Public Warrants	1	15,343,764	8,471,037
Warrant Liability – Private Placement Warrants	3	8,697,504	4,801,747

		December 31,
Description	Level	2020
Assets:
Marketable securities held in Trust Account	1	$239,795,125

Liabilities:
Warrant Liability – Public Warrants	1	$8,471,037
Warrant Liability – Private Placement Warrants	3	$4,801,747

Schedule of quantitative information regarding Level 3 fair value measurements inputs as their measurement dates

	June 30,	December 31,
Input	2021	2020
Risk-free interest rate	0.87%	0.43%
Expected term (years)	5.04	5.49
Expected volatility	28.7%	20.0%
Exercise price	$11.50	$11.50
Fair value of Units	$9.98	$9.97
Probability of Acquisition	95%	85%

	September 25, 2020	September 30,	December 31,
Input	(Initial Measurement)	2020	2020
Risk-free interest rate	0.4%	0.4%	0.4%
Expected term (years)	1	1	1
Expected volatility	20.0%	20.0%	20.0%
Exercise price	$11.50	$11.50	$11.50
Fair value of Units	$10.60	$10.60	$10.60

Summary of the changes in the fair value of the liabilities, a Level 3 liability, measured on a recurring basis.

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$4,801,747	$8,471,037	$13,272,784
Change in valuation inputs or other assumptions	3,895,757	6,872,727	10,768,484
Fair value as of June 30, 2021	$8,697,504	$15,343,764	$24,041,268

	Private Placement	Public	Warrant Liabilities
Fair value as of July 7, 2020	$—	$—	$—
Initial measurement on September 25, 2020	5,009,333	8,670,000	13,679,333
Change in valuation inputs or other assumptions	(207,586)	(198,963)	(406,549)
Fair value as of December 31, 2020	$4,801,747	$8,471,037	$13,272,784